Deferred Tax Assets (Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current:
Accruals and reserves	$ 1,985	$ 1,291
Net operating loss carryforwards	9,870
Deferred tax assets-current	11,855	1,291
Noncurrent:
Net operating loss carryforwards	4,255	17,139
Stock-based compensation	3,827	3,534
R&D and other credits	1,532	1,261
Property and equipment	286	1,000
Reserves-noncurrent	290	525
Deferred tax assets-noncurrent	10,190	23,459
Gross deferred tax assets	22,045	24,750
Noncurrent
Intangibles	(9,540)	(4,065)
Goodwill	(3,100)	(2,416)
Gross deferred tax liabilities	(12,640)	(6,481)
Net deferred tax assets and liabilities:
Net deferred tax assets-current	11,855	1,291
Net deferred tax assets (liabilities)	(2,450)	16,978
Total net deferred tax assets	$ 9,405	$ 18,269